7. MINERAL PROPERTY INTERESTS (Tables)	9 Months Ended
Sep. 30, 2013
MineralPropertyInterestsTablesAbstract
Capitalized mineral property acquisition costs

	September 30,	December 31,
	2013	2012

USA
Ann Mason	$49,116,103	$55,752,523
Lordsburg	511,035	990,797
Other	292,387	302,262
Total USA	49,919,525	57,045,582

AUSTRALIA
Blue Rose JV	552,677	571,342
Total Australia	552,677	571,342

Total all locations	$50,472,202	$57,616,924

Exploration costs expensed

	Three Months	Three Months	Nine Months	Nine Months
	Ended	Ended	Ended	Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012

US	$766,309	$728,767	$3,278,717	$5,275,592
Mongolia	297,740	395,662	1,071,352	1,615,462
Other	104,278	103,912	326,684	355,358

Total all locations	$1,168,327	$1,228,341	$4,676,753	$7,246,412